Consolidated Statement of Financial Position - CNY (¥) ¥ in Millions		Dec. 31, 2022	Dec. 31, 2021
ASSETS
Property, plant and equipment		¥ 54,559	¥ 55,632
Right-of-use assets		1,810	2,518
Investment properties		13,193	13,374
Investments in associates and joint ventures		261,179	257,953
Held-to-maturity securities	[1]	1,574,204	1,533,753
Loans	[2]	596,490	666,087
Term deposits		485,567	529,488
Statutory deposits - restricted		6,333	6,333
Available-for-sale securities		1,738,108	1,429,287
Securities at fair value through profit or loss		223,790	206,771
Securities purchased under agreements to resell		38,533	12,915
Accrued investment income		52,451	51,097
Premiums receivable		19,697	20,361
Reinsurance assets		7,840	6,630
Other assets		28,333	39,701
Deferred tax assets		22,307	121
Cash and cash equivalents		127,594	60,459
Total assets		5,251,988	4,892,480
Liabilities
Insurance contracts		3,880,160	3,419,899
Investment contracts	[2]	374,749	313,594
Policyholder dividends payable		96,682	124,949
Interest-bearing loans and borrowings		12,774	19,222
Lease liabilities		1,569	2,182
Bonds payable		34,997	34,994
Financial liabilities at fair value through profit or loss		3,344	3,416
Securities sold under agreements to repurchase		148,958	239,446
Annuity and other insurance balances payable		60,819	56,818
Premiums received in advance		50,830	48,699
Other liabilities		141,122	134,059
Deferred tax liabilities		272	7,481
Current income tax liabilities		238	248
Statutory insurance fund		353	339
Total liabilities		4,806,867	4,405,346
Equity
Share capital		28,265	28,265
Reserves		206,216	249,755
Retained earnings		201,688	201,041
Attributable to equity holders of the Company		436,169	479,061
Non-controlling interests		8,952	8,073
Total equity		445,121	487,134
Total liabilities and equity		¥ 5,251,988	¥ 4,892,480

[1]	The fair value of held-to-maturity securities is determined by reference with other debt securities which are measured by fair value. Please refer to Note 4.4.
[2]	Investment contracts at fair value through profit or loss have quoted prices in active markets, and therefore, their fair value was classified as Level 1.